Schedule of Information About Options Outstanding (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 1.21
Options, shares outstanding | shares	307,500
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	4 years 5 months 1 day
Options, shares exercisable | shares	168,551
Stock option, aggregate intrinsic value on exercisable shares | $
Exercise Price Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 1.39
Options, shares outstanding | shares	10,000
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	4 years 8 months 1 day
Options, shares exercisable | shares	10,000
Stock option, aggregate intrinsic value on exercisable shares | $
Exercise Price Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 1.75
Options, shares outstanding | shares	68,571
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	3 months
Options, shares exercisable | shares	68,571
Stock option, aggregate intrinsic value on exercisable shares | $
Exercise Price Range Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 2.80
Options, shares outstanding | shares	141,429
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	6 months
Options, shares exercisable | shares	141,429
Stock option, aggregate intrinsic value on exercisable shares | $
Exercise Price Range Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 4.25
Options, shares outstanding | shares	50,000
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	4 years 6 months
Options, shares exercisable | shares	37,500
Stock option, aggregate intrinsic value on exercisable shares | $
Exercise Price Range Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 4.38
Options, shares outstanding | shares	244,286
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	2 years 3 months
Options, shares exercisable | shares	244,286
Stock option, aggregate intrinsic value on exercisable shares | $
Exercise Price Range Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 7.00
Options, shares outstanding | shares	536,336
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	3 years
Options, shares exercisable | shares	462,524
Stock option, aggregate intrinsic value on exercisable shares | $